Sohu.com Limited Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sohu.com Limited's outstanding shares

	Number of Outstanding Shares As of December 31,
	2019	2020	2021
Balance, beginning of year	39,229	39,269	39,306
Issuances:	40	37	44
Repurchases:	0	0	(1,129)

Balance, end of year	39,269	39,306	38,221

Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

			Weighted
	Number	Weighted	Average	Aggregate
	Of	Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value (1)
Options	(in thousands)	Price	Life (Years)	(in thousands)

Outstanding as of January 1, 2021	197	$0.001		$
Granted	113	0.001
Exercised	(39)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2021	271	0.001	5.87	4,412

Vested as of December 31, 2021	271	0.001	5.87	4,412

Exercisable as of December 31, 2021	271	0.001	5.87	4,412

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $16.28 on December 31, 2021 and the nominal exercise price of the options.

Sohu Video Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option assumptions

Assumptions Adopted	2020	2021
Average risk-free interest rate	1.11%	0.59%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	5%	2%
Weighted average expected option life	1.0	0
Volatility rate	57.3%	97.3%
Dividend yield	0	0
Fair value	0.21	0